Note 22 - Current Allowances and Provisions - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sales risks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	$ 11,396	$ 13,885
Translation differences	(103)	247
Additional provisions	2,638	4,238
Reclassifications
Used	(7,117)	(6,974)
Values at the end of the year	6,814	11,396
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Values at the beginning of the year	20,934	8,871
Translation differences	(2,205)	227
Additional provisions	6,463	9,432
Reclassifications	2,406	7,591
Used	(10,129)	(5,187)
Values at the end of the year	17,469	20,934
Provision for current liabilities [member]
Statement Line Items [Line Items]
Values at the beginning of the year	32,330	22,756
Translation differences	(2,308)	474
Additional provisions	9,101	13,670
Reclassifications	2,406	7,591
Used	(17,246)	(12,161)
Values at the end of the year	$ 24,283	$ 32,330